Right-of-use assets	12 Months Ended
Dec. 31, 2024
Right-of-use assets.
Right-of-use assets

16.Right-of-use assets

The following is the movement of right-of-use assets for the years ended December 31, 2024 and 2023:

		Lands and	Plant and		Right-of-use	Lease
	Pipelines	buildings	equipment	Vehicles	assets	liabilities
Balance as of December 31, 2023	11,925	244,789	435,984	148,938	841,636	1,382,636
Additions	29,882	52,022	96,645	235,366	413,915	413,915
Amortization of the period	(20,518)	(51,388)	(140,588)	(106,641)	(319,135)	—
Remeasurements (1)	811	2,734	89,064	(5,870)	86,739	86,739
Impairment loss (Note 18)	—	(6,450)	(20,462)	(41)	(26,953)	—
Disposals	(10,240)	(1,742)	(3,467)	(591)	(16,040)	(26,828)
Effect of loss of control in subsidiaries	—	—	(2,881)	—	(2,881)	—
Finance cost	—	—	—	—	—	132,601
Repayment of borrowings (capital)	—	—	—	—	—	(452,111)
Payment of interests	—	—	—	—	—	(110,390)
Transfers	—	(389)	527	(252)	(114)	10,946
Exchange difference	2,528	(11,931)	4,708	7,939	3,244	68,964
Balance as of December 31, 2024	14,388	227,645	459,530	278,848	980,411	1,506,472

(1)Corresponds mainly to updating rates and conditions in lease contracts.

		Lands and	Plant and		Right-of-use	Lease
	Pipelines	buildings	equipment	Vehicles	assets	liabilities
Balance as of December 31, 2022	96,234	244,058	119,534	167,987	627,813	1,212,346
Additions	(31,998)	117,708	402,914	136,814	625,438	625,438
Amortization of the period	(25,234)	(58,019)	(84,161)	(130,407)	(297,821)	—
Remeasurements (1)	(7,031)	3,578	26,259	13,059	35,865	109,926
Impairment loss (Note 18)	—	(2,672)	(6,632)	(16,759)	(26,063)	—
Disposals	(11,958)	(10,899)	(10,369)	(2,861)	(36,087)	(64,232)
Finance cost	—	—	—	—	—	105,710
Repayment of borrowings (capital)	—	—	—	—	—	(458,404)
Payment of interests	—	—	—	—	—	(75,236)
Transfers	—	—	—	(20)	(20)	(13,842)
Exchange difference	(8,088)	(48,965)	(11,561)	(18,875)	(87,489)	(59,070)
Balance as of December 31, 2023	11,925	244,789	435,984	148,938	841,636	1,382,636
(1)	Corresponds mainly to updating rates and conditions in lease contracts.